SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about consolidated structured entities [line items]
Revenue	$ 8,203	$ 7,239	$ 6,135
Net income attributable to unitholders	1,956	1,978	375
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0
Net income attributable to unitholders	967	767	138
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Revenue	32	27	0
Net income attributable to unitholders	386	417	(409)
Brookfield Office Properties Inc. (“BPO”)
Disclosure of information about consolidated structured entities [line items]
Revenue	163	166	197
Net income attributable to unitholders	767	(1,419)	(763)
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0
Net income attributable to unitholders	0	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Revenue	43	8	0
Net income attributable to unitholders	(41)	0	0
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Revenue	1,767	1,192	1,518
Net income attributable to unitholders	1,956	1,978	375
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Revenue	392	167	0
Net income attributable to unitholders	688	(34)	17
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Revenue	5,806	5,679	4,420
Net income attributable to unitholders	$ (2,767)	$ 269	$ 1,017